MINERAL PROPERTIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) yr d
Mineral Properties 1 | yr	15
Mineral Properties 2	$ 30,000
Mineral Properties 3	167
Mineral Properties 4	$ 180
Mineral Properties 5	55.00%
Mineral Properties 6	55.00%
Mineral Properties 7	55.00%
Mineral Properties 8	$ 425,000
Mineral Properties 9	100,000
Mineral Properties 10	$ 325,000
Mineral Properties 11 | d	90
Mineral Properties 12	1,000,000
Mineral Properties 13	$ 4,425,000
Mineral Properties 14	500,000
Mineral Properties 15	1,000,000
Mineral Properties 16	925,000
Mineral Properties 17	300,000
Mineral Properties 18	500,000
Mineral Properties 19	$ 4,425,000
Mineral Properties 20	55.00%
Mineral Properties 21	$ 50,000
Mineral Properties 22	55.00%
Mineral Properties 23	$ 50,000
Mineral Properties 24	$ 5,000,000
Mineral Properties 25	55.00%
Mineral Properties 26	$ 15,000
Mineral Properties 27	100,000
Mineral Properties 28	100,000
Mineral Properties 29	20,000
Mineral Properties 30	$ 500